Pursuant to Rule 497(d)
                                                      Registration No. 333-81826

               CLAYMORE SECURITIES DEFINED PORTFOLIOS, SERIES 118
              NATIONAL INSURED MUNICIPAL BOND PORTFOLIO, SERIES 93




                            SUPPLEMENT TO PROSPECTUS


      Effective immediately, a dealer concession of 4.00% will be applied to purchases of the remaining unsold Units of this Series.



Supplement Dated:  March 11, 2002